Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations (Tables) [Line Items]
Schedule of liability in contingent consideration
2021
USD in thousands
Balance as of January 1,	-

Liability arising from business combination	496
Payment	(400)
Changes in unsettled fair value recognized in profit or loss	304

Balance as of December 31,	400

ILSB [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair value of the identifiable assets and liabilities
June 9, 2021

Cash and cash equivalents	$810
Accounts receivable	1,031
Property and equipment	37
Right-of-use-assets	416
Intangible assets	2,491

Total Assets	4,785
Accounts payable and accrued expenses	(745)
Lease liability	(501)

Total liabilities	(1,246)

Net identifiable assets	3,539
Goodwill arising on acquisition	1,370
Total cost of acquisition	$4,909

USD in thousands

Cash paid	4,327
Equity contribution by shareholder	582
Total cost of acquisition	4,909

USD in thousands

Cash paid	4,327
Cash and cash equivalents acquired	810
Net cash outflow	3,517

OFN [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair value of the identifiable assets and liabilities
May 9, 2021

Cash and cash equivalents	$307
Other current assets	18
Intangible assets	1,914

Total Assets	2,239

Accounts payable	(3)

Total Liabilities	(3)

Net identifiable assets	2,236
Goodwill arising on acquisition	1,017
Total cost of acquisition	$3,253

USD in thousands

Cash paid	2,022
Token warrant liability	735
Contingent consideration liability	496
Total cost of acquisition	3,253

USD in thousands

Cash paid	2,022
Cash and cash equivalents acquired	307
Net cash outflow	1,715